NSR OPTION LIABLITY (Details Narrative)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 28, 2023 USD ($)	Jun. 28, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Option liability		$ 2,750,000		$ 2,750,000
Percentage of net smelter returns royalty acquired			0.50%	0.50%
Selebi Mines [Member]
IfrsStatementLineItems [Line Items]
Royalty expense	$ 8,102,500	10,675,231
Selkirk Mine [Member]
IfrsStatementLineItems [Line Items]
Royalty expense	$ 810,250	$ 1,067,523
Premium Nickel Resources Proprietary Limited [Member]
IfrsStatementLineItems [Line Items]
Option liability				$ 2,500,000
Premium Nickel Resources Proprietary Limited [Member] | Acquisition Agreement [member]
IfrsStatementLineItems [Line Items]
Acquire percentage			2.00%	2.00%
Payment to liquidator			$ 20,000,000
Premium Nickel Group Proprietary Limited [Member]
IfrsStatementLineItems [Line Items]
Option liability				$ 250,000
Premium Nickel Group Proprietary Limited [Member] | Acquisition Agreement [member]
IfrsStatementLineItems [Line Items]
Acquire percentage			1.00%	1.00%
Payment to liquidator			$ 2,000,000
PNRP and PNGP [Member]
IfrsStatementLineItems [Line Items]
Percentage of net smelter returns royalty acquired			0.50%	0.50%